ADLER VALUE FUND
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)

COMMON STOCKS - 82.8%	Shares	Value
Communications - 1.2%
Cable & Satellite - 1.2%
Altice USA, Inc. - Class A (a)	9,000	$ 25,740
Comcast Corporation - Class A	600	21,528
		47,268
Consumer Discretionary - 9.4%
E-Commerce Discretionary - 9.4%
Alibaba Group Holding Ltd. - ADR	1,500	198,765
Coupang, Inc. (a)	7,500	177,750
		376,515
Consumer Staples - 3.5%
Retail - Consumer Staples - 1.1%
Walgreens Boots Alliance, Inc.	4,000	42,720

Wholesale - Consumer Staples - 2.4%
Sysco Corporation	1,300	98,202

Energy - 2.8%
Oil & Gas Services & Equipment - 2.8%
Schlumberger Ltd.	2,700	112,482

Financials - 40.8%
Banking - 6.9%
Citigroup, Inc.	3,200	255,840
Citizens Financial Group, Inc.	500	22,885
		278,725
Broker-Dealers - 7.9%
Charles Schwab Corporation (The)	2,700	214,731
XP, Inc. - Class A	7,115	100,677
		315,408
Insurance - 26.0%
Aflac, Inc.	2,500	273,675
Equitable Holdings, Inc.	4,800	264,096
Jackson Financial, Inc. - Class A	5,500	503,965
		1,041,736

ADLER VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 82.8% (Continued)	Shares	Value
Health Care - 12.6%
Biotech & Pharma - 3.6%
Bayer AG - ADR	5,250	$ 31,133
Viatris, Inc.	12,435	114,775
		145,908
Health Care Facilities & Services - 3.1%
Cigna Group (The)	400	123,540

Medical Equipment & Devices - 5.9%
Becton, Dickinson & Company	550	124,041
Medtronic plc	1,200	110,424
		234,465
Materials - 6.2%
Containers & Packaging - 5.9%
Berry Global Group, Inc.	2,200	158,774
O-I Glass, Inc. (a)	6,700	76,849
		235,623
Forestry, Paper & Wood Products - 0.3%
Magnera Corporation (a)	580	11,954

Technology - 2.2%
Technology & Electronics - 2.2%
Corning, Inc.	1,800	90,270

Utilities - 4.1%
Electric Utilities - 4.1%
PG&E Corporation	10,000	163,400

Total Common Stocks (Cost $2,376,239)		$ 3,318,216

ADLER VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

PURCHASED OPTION CONTRACTS - 0.3%	Strike Price	Contracts*	Notional Value	Value
Call Option Contracts - 0.3%
Comcast Corporation – Class A, 09/19/25	$ 35 .00	5	$ 17,940	$ 1,662
Itau Unibanco Holding S.A., 03/21/25	6 .00	10	5,490	25
PG&E Corporation, 09/19/25	17 .00	10	16,340	1,590
PG&E Corporation, 09/19/25	20 .00	30	49,020	1,800
PG&E Corporation, 01/16/26	17 .00	10	16,340	2,120
Schlumberger Ltd., 08/15/25	40 .00	10	41,660	4,525
Total Purchased Option Contracts (Cost $12,078)	40 .00	10	$ 146,790	$ 11,722

MONEY MARKET FUNDS - 16.6%		Shares	Value
Federated Hermes Treasury Obligations Fund - Service Shares, 3.99% (b)(c) (Cost $664,480)		664,480		$ 664,480

Investments at Value - 99.7% (Cost $3,052,797)			$ 3,994,418

Other Assets in Excess of Liabilities - 0.3%				11,395

Net Assets - 100.0%				$ 4,005,813

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of February 28, 2025.
(c)	A portion of this security is held as collateral in a segregated account.
*	Each option contract has a multiplier of 100 shares.

ADR	- American Depositary Receipt
AG	- Aktiengesellschaft
plc	- Public Limited Company
S.A.	- Societe Anonyme

The average monthly notional amount of purchased call option contracts for the nine months ended February 28, 2025 was $239,163.